Submission	Nov. 03, 2025
Submission [Line Items]
Central Index Key	0001498382
Registrant Name	TuHURA Biosciences, Inc./NV
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A